Other (income)/expense, net (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Other operating income expense [Abstract]
(Gain)/loss on sale/disposal of property, plant and equipment and other intangible assets, net	[1]	₨ (1,264)		₨ 55	₨ 80
Sale of spent chemicals		(356)		(297)	(206)
Scrap sales		(179)		(169)	(216)
Miscellaneous income, net	[2]	(156)		(377)	(723)
Other (income)/expense, net		₨ (1,955)	$ (28)	₨ (788)	₨ (1,065)

[1]	a) During the three months ended June 30, 2018, the Company entered into an agreement with Neopharma Inc. for the sale of its formulations manufacturing facility and related assets in Bristol, Tennessee in the form of membership transfer and during the three months ended September 30, 2018, all the sale formalities were completed and the Company sold all of the issued and outstanding membership interests in Dr. Reddy’s Laboratories Tennessee, LLC and certain related assets. (Refer Note no.6 of these Consolidated financial statements for further details). b) During the three months ended December 31, 2018, the Company sold one of its API manufacturing business units located in Jeedimetla, Hyderabad to Therapiva Private Limited. This sale was done by way of slump sale (as defined under section 2(42C) of Indian Income Tax Act,1961) including all related property, plant and equipment, current assets, current liabilities, and transfer of employees. Gain on disposal of assets includes an amount of Rs. 423 representing the profit on sale of such business unit. (Refer Note no. 6 of these Consolidated financial statements for further details). c) Gain on disposal of assets for the year ended March 31, 2019 includes an amount of Rs.423 representing the profit on sale of an intangible asset forming part of the Company’s Proprietary Products segment. (Refer Note no. 8 of these Consolidated financial statements for further details).d) Rs.159 representing the profit on sale of intangible assets as other income, after adjusting the associated costs, forming part of the Company’s Proprietary Products segment. (Refer Note no. 8 of these Consolidated financial statements for further details).
[2]	During the three months ended March 31, 2017, the Company entered into an agreement with Galderma Laboratories, LP to settle the ongoing litigation relating to the Company’s launch of a generic product in the United States. Pursuant to the settlement, the Company recorded an amount of Rs.417, representing the relevant consideration attributable to settlement of such litigation.